Securities Act File No.   33-08214
Investment Company Act File No. 811-04813

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549
_______________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

PRE-EFFECTIVE AMENDMENT NO.               /_/

POST-EFFECTIVE AMENDMENT NO. 173      /X/

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/

AMENDMENT NO. 173     /X/
__________________________________________________________________

DREYFUS INVESTMENT FUNDS

(Exact Name of Registrant as Specified in its Charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Jeff Prusnofsky, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

COPY TO:

David Stephens, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
__________________________________________________________________

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
X	on May 1, 2014 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (DATE) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (DATE) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
X	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 173 to the Registration Statement on Form N-1A for Dreyfus Investment Funds is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 solely for the purpose of delaying, until May 1, 2014, the effectiveness of Post-Effective Amendment No. 172 ("PEA No. 172"), which was filed with the Securities and Commission via EDGAR Accession No. 0000899681-14-000200 on March 18, 2014. Since no other changes are intended to be made to PEA No. 172 by means of this filing, Parts A, B and C of PEA No. 172 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for Dreyfus/The Boston Company Small/Mid Cap Growth Fund is incorporated herein by reference to Part A of PEA No. 172.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Dreyfus/The Boston Company Small/Mid Cap Growth Fund  is incorporated herein by reference to Part B of PEA No. 172.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 172.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 15th day of April, 2014.

DREYFUS INVESTMENT FUNDS

BY:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	Signatures	Title	Date

	/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	April 15, 2014
Bradley J. Skapyak

	/s/ James Windels*	Treasurer (Principal Financial	April 15, 2014
	James Windels	and Accounting Officer)

	/s/ Joseph S. DiMartino*	Chairman of the Board	April 15, 2014
Joseph S. DiMartino

	/s/ James M. Fitzgibbons*	Board Member	April 15, 2014
James M. Fitzgibbons

	/s/ Kenneth A. Himmel*	Board Member	April 15, 2014
Kenneth A. Himmel

	/s/ Stephen J. Lockwood*	Board Member	April 15, 2014
Stephen J. Lockwood

	/s/ Roslyn M. Watson*	Board Member	April 15, 2014
Roslyn M. Watson

	/s/ Benaree Pratt Wiley*	Board Member	April 15, 2014
Benaree Pratt Wiley

	/s/ Francine J. Bovich*	Board Member	April 15, 2014
Francine J. Bovich

*BY:	/s/ James Bitetto
James Bitetto Attorney-in-Fact